Earnings (Loss) Per Share	12 Months Ended
Feb. 29, 2024
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

13. EARNINGS (LOSS) PER SHARE

Net earnings (loss) per share was computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended February 28, 2022, 2023 and February 29, 2024:

	For the Years Ended
	February 28,	February 28,	February 29,
	2022	2023	2024
	RMB	RMB	RMB	USD
Net (loss) income attributable to ordinary shareholders-basic and diluted	(113,462)	(29,666)	4,961	690
Weighted average number of ordinary shares outstanding-basic and diluted	22,491,122	21,234,763	21,164,265	21,164,265
Weighted average number of ordinary shares outstanding-diluted	22,491,122	21,234,763	23,614,631	23,614,631
Basic - net (loss) income per share	(5.04)	(1.40)	0.23	0.03
Diluted - net (loss) income per share	(5.04)	(1.40)	0.21	0.03

For the years ended February 28, 2022 and 2023, diluted net loss per share does not include the following instruments as their inclusion would be antidilutive; For the years ended February 29,2024, diluted net income per share includes the following instruments as their inclusion would be dilutive:

	For the Years Ended
	February 28,	February 28,	February 29,
	2022	2023	2024
Share options	3,897,609	3,212,209	3,226,000